Accounts Payable and Accrued Liabilities - Summary of Detailed Information About Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities	$ 610,579	$ 234,212
Accrued dividend payable	3,093	2,242
Cash-settled share-based payments	13,477	4,293
Total accounts payable and accrued liabilities	$ 627,149	$ 240,747